Fair Value Measurements - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 05, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Change in fair value of SAFE Notes	$ (39,834,049)	$ 0	$ (36,715,107)	$ (1,418,066)	$ 495,351	$ (3,118,942)	$ (158,020)	$ (39,834,049)	$ 337,331	$ (39,834,049)	$ (1,631,446)
Recurring | Level 3
Fair Value Measurements
Beginning balance		$ 0		10,783,385		$ 10,783,385	$ 961,939	$ 10,783,385	$ 961,939	10,783,385	961,939
SAFE Notes issued during the period				793,800						2,893,800	8,190,000
Change in fair value during the period				1,418,066						39,834,049	1,631,446
Conversion of SAFE Notes to common stock										(53,511,234)	0
Ending balance				$ 12,995,251						$ 0	$ 10,783,385